Preferred shareholders payable in subsidiaries	12 Months Ended
Dec. 31, 2017
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Preferred shareholders payable in subsidiaries
25	Preferred shareholders payable in subsidiaries

The Company contributed all of its common shares issued by Raízen Energia and Raízen Combustíveis and debts, net of financial resources, in the amount of R$ 1,979,519, represented by debentures and working capital, to the subsidiary Cosan Investimentos e Participações S.A. (“CIP”).

On June 27, 2014, the Company executed an Investment Agreement with Fundo de Investimentos em Participações Multisetorial Plus II (“FIP Multisetorial”) and with Razac Fundo de Investimentos em Participações (“FIP Razac”). Pursuant to this agreement, FIP Multisetorial and FIP Razac subscribed and paid-in R$ 2,000,000 of non-voting preferred shares issued by CIP.

The financial liability will be measured taking into account the “debit balance” of the initial contribution plus the financial update fewer dividends paid (also updated). The Company will be required to pay the Investors if they exercise the option to sell the investment in 2021.